Share-based Compensation - Additional Information (Detail)	1 Months Ended	12 Months Ended																								12 Months Ended			12 Months Ended
	May 31, 2009 Employees	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Equity Rights [Member] USD ($)	Dec. 31, 2011 Equity Rights [Member]	Dec. 31, 2012 Post-IPO Plan [Member] USD ($)	Dec. 31, 2011 Post-IPO Plan [Member] USD ($)	Dec. 31, 2010 Post-IPO Plan [Member] USD ($)	Dec. 31, 2012 Post-IPO Plan [Member] Stock Options [Member]	Dec. 31, 2012 Post-IPO Plan [Member] Performance Share Units [Member] USD ($)	Dec. 31, 2011 Post-IPO Plan [Member] Performance Share Units [Member] USD ($)	Dec. 31, 2010 Post-IPO Plan [Member] Performance Share Units [Member] USD ($)	Dec. 31, 2012 Post-IPO Plan [Member] Restricted Share Units [Member] USD ($)	Dec. 31, 2011 Post-IPO Plan [Member] Restricted Share Units [Member] USD ($)	Dec. 31, 2010 Post-IPO Plan [Member] Restricted Share Units [Member] USD ($)	Dec. 31, 2012 Pre-IPO Plans [Member] USD ($)	Dec. 31, 2012 Pre-IPO Plans [Member] EUR (€)	Dec. 31, 2011 Pre-IPO Plans [Member] USD ($)	Dec. 31, 2010 Pre-IPO Plans [Member] USD ($)	Dec. 31, 2010 Pre-IPO Plans [Member] EUR (€)	Dec. 31, 2009 Pre-IPO Plans [Member] EUR (€)	Dec. 31, 2011 Pre-IPO Plans [Member] EUR (€)	Apr. 05, 2011 Pre-IPO Plans [Member]	Dec. 31, 2012 Pre-IPO Plans [Member] Minimum [Member]	Dec. 31, 2012 Pre-IPO Plans [Member] Maximum [Member]	Feb. 07, 2013 Pre-IPO Plans [Member] Subsequent Event [Member] EUR (€)	Dec. 31, 2012 Pre-IPO Plans [Member] Stock Options [Member]	Dec. 31, 2012 Pre-IPO Plans [Member] Equity Rights [Member]	Dec. 31, 2011 Pre-IPO Plans [Member] Equity Rights [Member]	Dec. 31, 2012 Revised Stock Option [Member] EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life								6 years 3 months																		3 years	4 years 3 months
Risk-free interest rate, minimum								0.80%	1.20%									4.10%	4.10%
Risk-free interest rate, maximum								1.30%	2.78%									1.60%	1.60%
Risk-free interest rate										1.67%
Expected dividend payments								$ 0
Volatility rate								45.00%
Requisite service period											4 years	3 years			3 years														4 years
Charges for plan								44,000,000	17,000,000	2,000,000								8,000,000		14,000,000	10,000,000
Weighted average grant date fair value of stock options								$ 10.44	$ 7.81	$ 6.04												€ 1.20	€ 1.80
Intrinsic value of exercised options								7,000,000	300,000									8,000,000		19,000,000
Amount received on stock options exercised								9,000,000	1,000,000									6,000,000		9,000,000
Number of vested stock options								1,819,243	853,732									2,372,254	2,372,254					2,875,053				5,173,338
Unrecognized compensation cost		1,000,000						64,000,000
Weighted-average period to recognize compensation cost		1 year	1 year					3 years 3 months 18 days	3 years 6 months			1 year 10 months 24 days	2 years 6 months		2 years 4 months 24 days	2 years 6 months
Weighted average grant date fair value of units granted												$ 23.35	$ 17.38	$ 13.27	$ 23.31	$ 17.52	$ 13.27
Number of vested shares												30,311	249,962		849,289	400,835														62,765	444,395
Fair value of vested shares												1,000,000	4,000,000		21,000,000	7,000,000	0
Unrecognized compensation cost												29,000,000	19,000,000		54,000,000	31,000,000
Percentage of common stock hold by Private Equity Consortium		30.00%	30.00%
Exercise price of stock options, lower range			€ 20.00																€ 2.00													€ 2.00
Exercise price of stock options, upper range			€ 50.00																€ 50.00													€ 40.00
Expected asset volatility rate, minimum																		27.00%	27.00%
Expected asset volatility rate, maximum																		38.00%	38.00%
Dividend pay-out ratio
Lack of marketability discounts				26.00%	35.00%
Terminal growth rates		3.00%	3.00%
Weighted average cost of capital		12.40%	12.40%
Number of employees eligible for and affected by the stock option exchange program	120
Exit event exercise period		5 years	5 years
Additional cost due to accelerated exercise		4,000,000				1,000,000
Incremental compensation costs																		$ 8,000,000		$ 6,000,000	$ 6,000,000
Number of vested stock options																		13,603,205	13,603,205					12,194,166
Weighted average exercise price of vested options																			€ 22.96					€ 25.78				€ 14.65
Options under Pre-IPO Plans became exercisable, percentage																									22.00%			38.00%
Options expected to expire as a result of exceeding maximum contractual term																		0	0
Equity rights issued																														0	0
Shares delivered to current employees						381,630																								381,630